As filed with the Securities and Exchange             Registration No. 333-56297
Commission on February 16, 1999                       Registration No. 811-2512
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
--------------------------------------------------------------------------------
                        POST-EFFECTIVE AMENDMENT NO. 4 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

      [X] immediately upon filing pursuant to paragraph (b) of Rule 485

      [ ] on ________________ pursuant to paragraph (b) of Rule 485

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

                                                                              LOCATION - PROSPECTUS DATED AUGUST 19, 1998,
     FORM N-4                                                                 AND AS AMENDED BY SUPPLEMENTS DATED OCTOBER 1,
     ITEM NO.                          PART A (PROSPECTUS)                    1998, DECEMBER 14, 1998 AND FEBRUARY 16, 1999
         1           Cover Page...........................................    Cover Page

         2           Definitions..........................................    Definitions

         3           Synopsis.............................................    Prospectus Summary, and as amended; Fee Table, and
                                                                              as amended

         4           Condensed Financial Information......................    Condensed Financial Information, and as amended

         5           General Description of Registrant, Depositor, and
                     Portfolio Companies..................................    The Company; Variable Annuity Account B; The
                                                                              Funds, and as amended

         6           Deductions and Expenses..............................    Charges and Deductions, and as amended

         7           General Description of Variable Annuity Contracts....
                                                                              Purchase; Miscellaneous

         8           Annuity Period.......................................    Annuity Period, and as amended

         9           Death Benefit........................................    Death Benefit During Accumulation Period; Death
                                                                              Benefit Payable During Annuity Period

        10           Purchases and Contract Value.........................    Purchase; Contract Valuation

        11           Redemptions..........................................    Right to Cancel; Withdrawals

        12           Taxes................................................    Tax Status

        13           Legal Proceedings....................................    Miscellaneous - Legal Matters and Proceedings

        14           Table of Contents of the Statement of Additional
                     Information..........................................    Contents of the Statement of Additional
                                                                              Information

                                                                               LOCATION - STATEMENT OF ADDITIONAL INFORMATION
     FORM N-4                         PART B (STATEMENT OF                        DATED AUGUST 19, 1998, AND AS AMENDED BY
     ITEM NO.                        ADDITIONAL INFORMATION)                         SUPPLEMENT DATED FEBRUARY 16, 1999
        15           Cover Page...........................................    Cover page

        16           Table of Contents....................................    Table of Contents

        17           General Information and History......................    General Information and History

        18           Services.............................................    General Information and History; Independent
                                                                              Auditors

        19           Purchase of Securities Being Offered.................    Offering and Purchase of Contracts

        20           Underwriters.........................................    Offering and Purchase of Contracts

        21           Calculation of Performance Data......................    Performance Data; Average Annual Total Return
                                                                              Quotations, and as amended

        22           Annuity Payments.....................................    Annuity Payments

        23           Financial Statements.................................    Financial Statements

                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 4 by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on August 4, 1998 and declared effective on August 19, 1998 and by reference to Prospectus Supplement dated October 1, 1998 as filed in Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on September 14, 1998 and declared effective on October 1, 1998 and by reference to Prospectus Supplement dated December 14, 1998 as filed in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on December 14, 1998 and declared effective on December 14, 1998.

A Prospectus Supplement and a Supplement to the Statement of Additional Information each dated February 16, 1999 are included in Parts A and B, respectively, of this Post-Effective Amendment No. 4.

                          VARIABLE ANNUITY ACCOUNT B

                    Aetna Life Insurance and Annuity Company

                       Supplement dated February 16, 1999
                    to the Prospectus dated August 19, 1998

                  Aetna Variable Annuity--Group and Individual
                      Deferred Variable Annuity Contracts.

The information in this Supplement updates and amends the information contained in the Prospectus dated August 19, 1998. You should read this Supplement along with the Prospectus.

1. The following information replaces the first paragraph of the "Option Packages" section on page 7 of the Prospectus:

   There are currently three Option Packages that may be available under the Contract. You select an Option Package in the Application.

2. "(May Not Be Available In All States)" is added to the beginning of "Option Package III" column in the table on page 8 of the Prospectus.

3. The following information replaces the "Deferred Sales Charge" section on page 11 of the Prospectus:

   Deferred Sales Charge for withdrawals under each Contract (as a percentage of each Purchase Payment withdrawn).

   For Contracts issued outside of the State of New York:


               CONTRACTS OTHER THAN
               ROTH IRA CONTRACTS:                                 ROTH IRA CONTRACTS:
--------------------------------------------------   -----------------------------------------------
    Years From Receipt of         Deferred Sales          Completed Account          Deferred Sales
       Purchase Payment          Charge Deduction               Years               Charge Deduction
-----------------------------   ------------------   ---------------------------   -----------------
  Less than 2                          7%            Less than 1                          5%
  2 or more but less than 4            6%            1 or more but less than 2            4%
  4 or more but less than 5            5%            2 or more but less than 3            3%
  5 or more but less than 6            4%            3 or more but less than 4            2%
  6 or more but less than 7            3%            4 or more but less than 5            1%
  7 or more                            0%            5 or more                            0%

   For Contracts issued in the State of New York:

                FOR ALL CONTRACTS
-------------------------------------------------
    Years From Receipt of         Deferred Sales
       Purchase Payment          Charge Deduction
-----------------------------   -----------------
  Less than 1                          7%
  1 or more but less than 2            6%
  2 or more but less than 3            5%
  3 or more but less than 4            4%
  4 or more but less than 5            3%
  5 or more but less than 6            2%
  6 or more but less than 7            1%
  7 or more                            0%

4. "(May Not Be Available In All States)" is added to the beginning of the "Option Package III" section on page 11 of the Prospectus.

5. "For Contracts issued outside of the State of New York" is added to the top of each of the Hypothetical Examples on pages 15-20.

6. For Contracts issued in the State of New York, the following Hypothetical Examples are added before the "CONDENSED FINANCIAL INFORMATION" on page 21 of the Prospectus.

Form No.: X.56297-98-2

For Contracts issued in the State of New York:
HYPOTHETICAL EXAMPLE: Option Package I

THIS EXAMPLE IS PURELY HYPOTHETICAL. YOU SHOULD NOT CONSIDER IT A
REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, we have converted the maximum maintenance fee of $30.00 that can be deducted under the Contract to a percentage of assets equal to 0.019%.

                                                         EXAMPLE A                              EXAMPLE B
                                          ---------------------------------------   -------------------------------------
                                          If you withdraw the entire Account        If you do not withdraw the Account
                                          Value at the end of the periods shown,    Value, or if you annuitize at the end
                                          you would pay the following expenses,     of the periods shown, you would pay the
                                          including any applicable deferred         following expenses (no deferred sales
                                          sales charge:                             charge is reflected):*
                                          1 year   3 years   5 years   10 years     1 year   3 years   5 years   10 years
                                          -------- --------- --------- ----------   -------- --------- --------- ---------
Aetna Balanced VP, Inc.                      $70      $ 85      $103      $187         $16      $50       $ 85      $187
Aetna Bond VP                                $69      $ 82      $ 98      $176         $15      $46       $ 80      $176
Aetna Growth VP                              $72      $ 91      $114      $208         $18      $56       $ 96      $208
Aetna Growth and Income VP                   $70      $ 85      $103      $186         $16      $49       $ 85      $186
Aetna Index Plus Large Cap VP                $69      $ 84      $100      $181         $15      $48       $ 83      $181
Aetna International VP                       $75      $102      $132      $245         $22      $66       $114      $245
Aetna Money Market VP                        $67      $ 77      $ 90      $159         $13      $42       $ 72      $159
Aetna Real Estate Securities VP              $73      $ 96      $121      $224         $19      $60       $104      $224
Aetna Small Company VP                       $73      $ 96      $121      $224         $19      $60       $104      $224
AIM V.I. Capital Appreciation Fund           $71      $ 88      $107      $195         $17      $52       $ 90      $195
AIM V.I. Growth Fund                         $71      $ 89      $110      $201         $17      $54       $ 92      $201
AIM V.I. Growth & Income Fund                $71      $ 88      $108      $196         $17      $52       $ 90      $196
AIM V.I. Value Fund                          $71      $ 88      $108      $198         $17      $53       $ 91      $198
Fidelity VIP Equity-Income Portfolio         $70      $ 84      $102      $184         $16      $49       $ 84      $184
Fidelity VIP High Income Portfolio           $71      $ 89      $109      $199         $17      $53       $ 91      $199
Fidelity VIP II Contrafund Portfolio         $71      $ 89      $109      $199         $17      $53       $ 91      $199
Janus Aspen Aggressive Growth Portfolio      $71      $ 90      $111      $204         $18      $54       $ 94      $204
Janus Aspen Balanced Portfolio               $72      $ 92      $115      $211         $18      $57       $ 97      $211
Janus Aspen Growth Portfolio                 $71      $ 88      $108      $198         $17      $53       $ 91      $198
Janus Aspen Worldwide Growth Portfolio       $71      $ 89      $110      $202         $17      $54       $ 93      $202
MFS Total Return Series                      $74      $ 97      $124      $229         $20      $62       $106      $229
Oppenheimer Aggressive Growth Fund           $71      $ 89      $110      $201         $17      $54       $ 92      $201
Oppenheimer Growth & Income Fund             $72      $ 92      $115      $211         $18      $57       $ 97      $211
Oppenheimer Strategic Bond Fund              $72      $ 92      $115      $211         $18      $57       $ 97      $211
Portfolio Partners MFS Emerging Equities
 Portfolio                                   $72      $ 92      $114      $209         $18      $56       $ 96      $209
Portfolio Partners MFS Research Growth
 Portfolio                                   $72      $ 93      $116      $214         $18      $57       $ 98      $214
Portfolio Partners MFS Value Equity
 Portfolio                                   $73      $ 94      $119      $219         $19      $59       $101      $219
Portfolio Partners Scudder International
 Growth Portfolio                            $74      $ 97      $124      $229         $20      $62       $106      $229

* This Example would not apply if a non-lifetime variable Annuity Payout Option is selected, and a lump sum payment is requested within three years after Annuity Payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

Form No.: X.56297-98-2

For Contracts issued in the State of New York:
HYPOTHETICAL EXAMPLE: Option Package II

THIS EXAMPLE IS PURELY HYPOTHETICAL. YOU SHOULD NOT CONSIDER IT A
REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.019%.

                                                         EXAMPLE A                              EXAMPLE B
                                          ---------------------------------------   -------------------------------------
                                          If you withdraw the entire Account        If you do not withdraw the Account
                                          Value at the end of the periods shown,    Value, or if you annuitize at the end
                                          you would pay the following expenses,     of the periods shown, you would pay the
                                          including any applicable deferred         following expenses (no deferred sales
                                          sales charge:                             charge is reflected):*
                                          1 year   3 years   5 years   10 years     1 year   3 years   5 years   10 years
                                          -------- --------- --------- ----------   -------- --------- --------- ---------
Aetna Balanced VP, Inc.                      $73      $ 94      $119      $219         $19      $59       $101      $219
Aetna Bond VP                                $72      $ 91      $114      $208         $18      $56       $ 96      $208
Aetna Growth VP                              $75      $100      $129      $240         $21      $65       $111      $240
Aetna Growth and Income VP                   $73      $ 94      $118      $218         $19      $58       $101      $218
Aetna Index Plus Large Cap VP                $72      $ 93      $116      $214         $18      $57       $ 98      $214
Aetna International VP                       $78      $111      $147      $276         $25      $75       $129      $276
Aetna Money Market VP                        $70      $ 87      $106      $192         $16      $51       $ 88      $192
Aetna Real Estate Securities VP              $76      $105      $137      $255         $23      $69       $119      $255
Aetna Small Company VP                       $76      $105      $137      $255         $23      $69       $119      $255
AIM V.I. Capital Appreciation Fund           $74      $ 97      $123      $227         $20      $61       $105      $227
AIM V.I. Growth Fund                         $74      $ 98      $125      $233         $20      $63       $108      $233
AIM V.I. Growth & Income Fund                $74      $ 97      $123      $228         $20      $62       $106      $228
AIM V.I. Value Fund                          $74      $ 97      $124      $229         $20      $62       $106      $229
Fidelity VIP Equity-Income Portfolio         $73      $ 94      $118      $217         $19      $58       $100      $217
Fidelity VIP High Income Portfolio           $74      $ 98      $124      $231         $20      $62       $107      $231
Fidelity VIP II Contrafund Portfolio         $74      $ 98      $124      $231         $20      $62       $107      $231
Janus Aspen Aggressive Growth Portfolio      $74      $ 99      $127      $236         $21      $64       $109      $236
Janus Aspen Balanced Portfolio               $75      $101      $131      $243         $21      $66       $113      $243
Janus Aspen Growth Portfolio                 $74      $ 97      $124      $229         $20      $62       $106      $229
Janus Aspen Worldwide Growth Portfolio       $74      $ 99      $126      $234         $20      $63       $108      $234
MFS Total Return Series                      $77      $107      $139      $260         $23      $71       $121      $260
Oppenheimer Aggressive Growth Fund           $74      $ 98      $125      $233         $20      $63       $108      $233
Oppenheimer Growth & Income Fund             $75      $101      $131      $243         $21      $66       $113      $243
Oppenheimer Strategic Bond Fund              $75      $101      $131      $243         $21      $66       $113      $243
Portfolio Partners MFS Emerging Equities
 Portfolio                                   $75      $101      $130      $241         $21      $65       $112      $241
Portfolio Partners MFS Research Growth
 Portfolio                                   $75      $102      $132      $245         $22      $66       $114      $245
Portfolio Partners MFS Value Equity
 Portfolio                                   $76      $104      $134      $250         $22      $68       $116      $250
Portfolio Partners Scudder International
 Growth Portfolio                            $77      $107      $139      $260         $23      $71       $121      $260

* This Example would not apply if a non-lifetime variable Annuity Payout Option is selected, and a lump sum payment is requested within three years after Annuity Payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

Form No.: X.56297-98-2

For Contracts issued in the State of New York:
HYPOTHETICAL EXAMPLE: Option Package III (If Available)

THIS EXAMPLE IS PURELY HYPOTHETICAL. YOU SHOULD NOT CONSIDER IT A
REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.019%.

                                                         EXAMPLE A                              EXAMPLE B
                                          --------------------------------------- --------------------------------------
                                          If you withdraw the entire Account        If you do not withdraw the Account
                                          Value at the end of the periods shown,    Value, or if you annuitize at the end
                                          you would pay the following expenses,     of the periods shown, you would pay the
                                          including any applicable deferred         following expenses (no deferred sales
                                          sales charge:                             charge is reflected):*
                                          1 year   3 years   5 years   10 years     1 year   3 years   5 years   10 years
                                          -------- --------- --------- ----------   -------- --------- --------- ---------
Aetna Balanced VP, Inc.                      $74      $ 99      $126      $235         $20      $63       $109      $235
Aetna Bond VP                                $73      $ 96      $121      $224         $19      $60       $104      $224
Aetna Growth VP                              $76      $105      $137      $255         $23      $69       $119      $255
Aetna Growth and Income VP                   $74      $ 99      $126      $234         $20      $63       $108      $234
Aetna Index Plus Large Cap VP                $74      $ 97      $124      $229         $20      $62       $106      $229
Aetna International VP                       $80      $116      $154      $290         $26      $80       $136      $290
Aetna Money Market VP                        $72      $ 91      $114      $208         $18      $56       $ 96      $208
Aetna Real Estate Securities VP              $78      $110      $144      $271         $24      $74       $126      $271
Aetna Small Company VP                       $78      $110      $144      $271         $24      $74       $126      $271
AIM V.I. Capital Appreciation Fund           $75      $101      $131      $243         $21      $66       $113      $243
AIM V.I. Growth Fund                         $76      $103      $133      $248         $22      $67       $115      $248
AIM V.I. Growth & Income Fund                $75      $102      $131      $244         $21      $66       $113      $244
AIM V.I. Value Fund                          $75      $102      $132      $245         $22      $66       $114      $245
Fidelity VIP Equity-Income Portfolio         $74      $ 98      $125      $233         $20      $63       $108      $233
Fidelity VIP High Income Portfolio           $75      $102      $132      $246         $22      $67       $114      $246
Fidelity VIP II Contrafund Portfolio         $75      $102      $132      $246         $22      $67       $114      $246
Janus Aspen Aggressive Growth Portfolio      $76      $104      $135      $251         $22      $68       $117      $251
Janus Aspen Balanced Portfolio               $77      $106      $138      $258         $23      $70       $120      $258
Janus Aspen Growth Portfolio                 $75      $102      $132      $245         $22      $66       $114      $245
Janus Aspen Worldwide Growth Portfolio       $76      $103      $134      $249         $22      $68       $116      $249
MFS Total Return Series                      $78      $111      $147      $276         $25      $75       $129      $276
Oppenheimer Aggressive Growth Fund           $76      $103      $133      $248         $22      $67       $115      $248
Oppenheimer Growth & Income Fund             $77      $106      $138      $258         $23      $70       $120      $258
Oppenheimer Strategic Bond Fund              $77      $106      $138      $258         $23      $70       $120      $258
Portfolio Partners MFS Emerging Equities
 Portfolio                                   $76      $105      $137      $256         $23      $70       $119      $256
Portfolio Partners MFS Research Growth
 Portfolio                                   $77      $107      $139      $260         $23      $71       $121      $260
Portfolio Partners MFS Value Equity
 Portfolio                                   $77      $108      $142      $265         $24      $72       $124      $265
Portfolio Partners Scudder International
 Growth Portfolio                            $78      $111      $147      $276         $25      $75       $129      $276

* This Example would not apply if a non-lifetime variable Annuity Payout Option is selected, and a lump sum payment is requested within three years after Annuity Payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

Form No.: X.56297-98-2

7. The Condensed Financial Information section on page 21 of the Prospectus is replaced with the following:

                        CONDENSED FINANCIAL INFORMATION

   (Selected data for accumulation units outstanding throughout the period)

The condensed financial information presented below for the period ended September 30, 1998 is derived from the unaudited interim financial statements of the separate account. The financial statements for the period ended September 30, 1998 are included in the February 16, 1999 supplement to the Statement of Additional Information.

                                                                Option Package II      Option Package III
                                                               1.25% Total Charges     1.40% Total Charges
                                                                       1998                   1998
                                                              ---------------------   --------------------
AETNA BALANCED VP, INC.
Value at beginning of period                                         $ 9.276
Value at end of period                                               $ 9.160
Increase (decrease) in value of accumulation unit(1)                   (1.25)%(2)
Number of accumulation units outstanding at end of period              3,234
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $ 8.964
Value at end of period                                               $ 8.740
Increase (decrease) in value of accumulation unit(1)                   (2.50)%(2)
Number of accumulation units outstanding at end of period              1,833
AETNA MONEY MARKET VP
Value at beginning of period                                         $10.086
Value at end of period                                               $10.086
Increase (decrease) in value of accumulation unit(1)                    0.00%(2)
Number of accumulation units outstanding at end of period              2,479
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                         $ 8.746
Value at end of period                                               $ 8.542
Increase (decrease) in value of accumulation unit(1)                   (2.33)%(2)
Number of accumulation units outstanding at end of period                941
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                                              $9.275
Value at end of period                                                                    $9.110
Increase (decrease) in value of accumulation unit(1)                                       (1.78)%(2)
Number of accumulation units outstanding at end of period                                  2,157
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $ 8.027
Value at end of period                                               $ 7.937
Increase (decrease) in value of accumulation unit(1)                   (1.12)%(2)
Number of accumulation units outstanding at end of period              1,018

(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value.

(2) Reflects less than a full year of performance activity. Funds were first received in this option during September 1998.

As of September 30, 1998, no contracts had been issued under Option Package I. Accordingly, there is no condensed financial information for Option Package I as of that date.

Form No.: X.56297-98-2

8. The first paragraph and the tables in the "Deferred Sales Charge" section on page 26 of the Prospectus are deleted and replaced with the following:

Deferred Sales Charge

Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of Purchase Payments withdrawn from the Subaccounts and the Guaranteed Account or Fixed Account. The deferred sales charge is based on the number of years which have elapsed since the Purchase Payment was received, except for Roth IRAs issued outside of the State of New York where the deferred sales charge is based on the number of completed Account Years which have elapsed since the Account Effective Date. The deferred sales charge for each Purchase Payment is determined by multiplying the Purchase Payment withdrawn by the appropriate percentage, in accordance with the schedule set forth in the tables below. For Roth IRAs issued outside of the State of New York, if the Purchase Payment is a rollover from another contract issued by the Company or an affiliate where the deferred sales charge has been waived, then the deferred sales charge is based on the number of completed Account Years since the date of the initial payment to the predecessor contract. The Company reserves the right to not accept any rollover contribution to an existing contract.

   For Contracts issued outside of the State of New York:

                 CONTRACTS OTHER
             THAN ROTH IRA CONTRACTS:                              ROTH IRA CONTRACTS:
--------------------------------------------------   -----------------------------------------------
    Years From Receipt of         Deferred Sales          Completed Account          Deferred Sales
       Purchase Payment          Charge Deduction               Years               Charge Deduction
-----------------------------   ------------------   ---------------------------   -----------------
  Less than 2                          7%            Less than 1                          5%
  2 or more but less than 4            6%            1 or more but less than 2            4%
  4 or more but less than 5            5%            2 or more but less than 3            3%
  5 or more but less than 6            4%            3 or more but less than 4            2%
  6 or more but less than 7            3%            4 or more but less than 5            1%
  7 or more                            0%            5 or more                            0%

   For Contracts issued in the State of New York:

                FOR ALL CONTRACTS
-------------------------------------------------
    Years From Receipt of         Deferred Sales
       Purchase Payment          Charge Deduction
-----------------------------   -----------------
  Less than 1                          7%
  1 or more but less than 2            6%
  2 or more but less than 3            5%
  3 or more but less than 4            4%
  4 or more but less than 5            3%
  5 or more but less than 6            2%
  6 or more but less than 7            1%
  7 or more                            0%

9. "(May Not Be Available In All States)" is added to the beginning of the "Option Package III" section on page 32 of the Prospectus.

10. "(May Not Be Available In All States)" is added to the beginning of the "Transfers to Option Package III" column of the table on page 35 of the Prospectus.

Form No.: X.56297-98-2

                           VARIABLE ANNUITY ACCOUNT B
                    Aetna Life Insurance and Annuity Company

                    Supplement dated February 16, 1999 to the
            Statement of Additional Information dated August 19, 1998

     Aetna Variable Annuity - Group and Individual Deferred Variable Annuity
                                   Contracts


o The section entitled "AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized" is deleted and replaced with the following:

      The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended September 30, 1998 for the variable investment options under the Contracts issued by the Company. These returns reflect the maximum charges under the Contract (i.e. Option Package III issued outside of New York) as described under "General" above. The Company may also advertise returns based on lower charges that may apply to particular Contracts under Option Packages I and II and Option Package III issued in New York.

      For the Subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each Subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many Company contracts, and (b) after November 26, 1997, performance of the Portfolio Partners portfolio.

      For those Subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "since Inception" column shows the average annual return since the date contributions were first received in the Fund under the Separate Account. For non-standardized performance, the "Since Inception" column shows average annual total return since the Fund's inception date.



      Form No. XSAI.56297-98

                                                     ----------------------------------------------------------------------------
                                                                                                             Date Contributions
                                                                                                               First Received
                                                                        STANDARDIZED                         Under the Separate
                                                                                                                  Account
---------------------------------------------------------------------------------------------------------------------------------
                                  SUBACCOUNT          1 Year        5 Year        10 Year      Inception*
---------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                              (2.25%)        11.65%                       10.39%          06/30/1989
---------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                      0.91%          4.49%         7.56%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                      (2.11%)                                     17.53%          05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                        (13.94%)       13.68%        13.11%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                         2.30%                                      19.37%          10/31/1996
---------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                                                          (22.54%)         05/05/1998
---------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                          (2.24%)         3.06%         4.32%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                                                 (16.39%)         05/06/1998
---------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                               (23.61%)                                   (2.47%)          05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                 (9.07%)                                     16.34%          12/30/1994
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                   (15.35%)                                    6.01%           06/30/1995
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                 (3.91%)                                     16.45%          06/30/1995
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio              (6.20%)                                     8.81%           10/31/1994
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                        6.31%                                      17.29%          01/31/1995
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                         (2.68%)                                     16.33%          07/29/1994
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio               (4.91%)                                     21.47%          04/28/1995
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                              (0.73%)                                     11.35%          05/31/1996
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund                   (24.43%)                                   (6.43%)          05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                     (17.51%)                                   (2.49%)          05/30/1997
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                      (5.48%)                                    (0.70%)          05/30/1997
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                              (8.57%)          11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners
MFS Emerging Equities(3)                             (15.15%)        8.04%                       8.04%           09/30/1993
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                (9.57%)          11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/
Portfolio Partners MFS Research
Growth(3)                                            (20.12%)        1.63%                       4.66%           08/31/1992
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                   (5.13%)          11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners
MFS Value Equity(3)                                  (10.32%)        9.62%                       9.78%           11/30/1992
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International
Growth Portfolio                                                                                (3.70%)          11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/
Portfolio Partners Scudder
International Growth(3)                              (10.26%)        6.98%                       9.01%           08/31/1992
---------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the fund under the Separate Account.
(1) These Funds have been available through the Separate Account for more than ten years.
(2) The current yield for the Subaccount for the 7-day period ended September 30, 1998 (on an annualized basis) was 3.94%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the maximum 7% deferred sales charge.
(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.

                                                   ------------------------------------------------------------------------------
                                                                                                                 Fund Inception
                                                                             NON-STANDARDIZED                         Date
---------------------------------------------------------------------------------------------------------------------------------
                                 SUBACCOUNT         1 Year      3 Years     5 Years     10 Years    Inception**
---------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                             4.03%       13.59%      12.07%                    10.29%       04/03/1989
---------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                    7.16%        6.18%       5.06%       7.56%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                     4.16%                                             23.23%       12/13/1996
---------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                      (7.58%)      15.70%      14.07%       13.11%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                       8.54%                                             23.12%       09/16/1996
---------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                                                                 4.33%       12/22/1997
---------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                         4.04%        3.99%       3.67%       4.32%
---------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                                                       (8.88%)      12/15/1997
---------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                             (17.19%)                                            7.74%       12/27/1996
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 (13.02%)      5.83%      11.82%                    13.43%       05/05/1993
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                1.97%       14.04%      13.79%                    14.90%       05/05/1993
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                    (2.66%)      13.67%                                15.86%       05/02/1994
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                 1.17%       11.88%      14.90%                    16.06%       05/05/1993
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)            (2.75%)      12.92%      14.11%       12.48%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)              (8.99%)       6.46%       7.33%       9.18%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                2.37%       14.98%                                21.90%       01/03/1995
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio             0.10%        7.01%      12.88%                    14.45%       09/13/1993
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                      12.53%      17.34%      13.76%                    14.58%       09/13/1993
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                        3.60%       15.79%      14.32%                    14.61%       09/13/1993
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio              1.38%       19.28%      18.53%                    19.04%       09/13/1993
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                             5.54%       13.76%                                16.01%       01/03/1995
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund (1)             (18.01%)      6.59%       7.39%       12.13%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                   (11.13%)     19.45%                                20.78%       07/06/1995
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                     0.82%        7.12%       5.56%                     5.25%       05/03/1993
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities
Portfolio                                                                                             (1.68%)      11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners
MFS Emerging Equities(3)                           (8.79%)       0.31%       8.54%       15.80%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                      (2.77%)      11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/
Portfolio Partners MFS Research
Growth(3)                                          (13.72%)     (4.98%)      2.28%       7.73%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                          2.01%       11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners
MFS Value Equity(3)                                 (3.99%)       8.95%      10.08%       11.11%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International
Growth Portfolio                                                                                       3.55%       11/28/1997
---------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/
Portfolio Partners Scudder
International Growth(3)                            (3.94%)       7.41%       7.50%       9.95%
---------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
** Reflects performance from the Fund's inception date.
(1) These Funds have been in operation for more than ten years.
(2) The current yield for the Subaccount for the 7-day period ended September 30, 1998 (on an annualized basis) was 3.94%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% deferred sales charge is not reflected.
(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

o The following interim financial statements for Variable Annuity Account B and Aetna Life Insurance and Annuity Company are added to the financial statements contained in the Statement of Additional Information dated August 19, 1998.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)

                                                   Three Months Ended September 30,     Nine Months Ended September 30,
                                                    --------------------------------     --------------------------------
                                                              (unaudited)                           (unaudited)
                                                         1998             1997                1998             1997
                                                    ---------------  ---------------     ---------------  ---------------
Revenue:
  Premiums                                              $   20.1         $   19.2            $   54.5         $   53.4
  Charges assessed against policyholders                    81.3             70.6               243.3            188.5
  Net investment income                                    217.2            218.7               645.4            654.3
  Net realized capital gains                                 2.7              6.6                 9.3             14.7
  Other income                                               8.2             11.3                22.2             28.2
                                                        --------         --------            --------         --------
        Total revenue                                      329.5            326.4               974.7            939.1

Benefits and expenses:
  Current and future benefits                              181.7            189.3               529.7            545.6
  Operating expenses                                        76.5             69.8               227.0            204.3
  Amortization of deferred policy acquisition costs         28.6             24.5                79.4             57.3
                                                        --------         --------            --------         --------
       Total benefits and expenses                         286.8            283.6               836.1            807.2
                                                        --------         --------            --------         --------

Income from continuing operations before income
  taxes                                                     42.7             42.8               138.6            131.9

  Income taxes                                               9.5             10.6                37.7             36.0
                                                        --------         --------            --------         --------

Income from continuing operations                           33.2             32.2               100.9             95.9
Income from discontinued operations, net of tax             24.5             19.2                61.8             49.0
                                                        --------         --------            --------         --------

   Net income                                           $   57.7         $   51.4            $  162.7         $  144.9
                                                        ========         ========            ========         ========

See Condensed Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                           Consolidated Balance Sheets
                          (millions, except share data)

                                                                         September 30, 1998     December 31, 1997
                                                                         ------------------     -----------------
                                                                             (unaudited)
Assets
------
Investments:
  Debt securities available for sale, at fair value
    (amortized cost:  $11,655.7 and $12,912.2)                               $ 12,207.9             $  13,463.8
  Equity securities, available for sale:
    Nonredeemable preferred stock (cost: $71.4 and  $131.7)                        73.9                   147.6
    Investment in affiliated mutual funds (cost:  $119.9 and $78.1)               116.3                    83.0
    Common stock (cost:  $0.3 and $0.2)                                             1.4                     0.6
  Short-term investments                                                           23.1                    95.6
  Mortgage loans                                                                   12.7                    12.8
  Policy loans                                                                    521.5                   469.6
                                                                            -----------             -----------
       Total investments                                                       12,956.8                14,273.0

Cash and cash equivalents                                                       2,212.3                   565.4
Short-term investments under securities loan agreement                            652.9                     -
Accrued investment income                                                         165.3                   163.0
Income taxes receivable                                                            10.0                     -
Premiums due and other receivables                                                 68.8                    63.7
Deferred policy acquisition costs                                               1,734.3                 1,654.6
Reinsurance loan to affiliate                                                     261.5                   397.2
Other assets                                                                       50.9                    46.8
Separate Accounts assets                                                       24,773.6                22,982.7
                                                                             ----------             -----------

       Total assets                                                          $ 42,886.4             $  40,146.4
                                                                             ==========             ===========

Liabilities and Shareholder's Equity
------------------------------------
Liabilities:
  Future policy benefits                                                     $  3,767.6             $   3,785.7
  Unpaid claims and claim expenses                                                 34.0                    38.0
  Policyholders' funds left with the Company                                   11,230.1                11,121.5
                                                                             ----------             -----------
       Total insurance reserve liabilities                                     15,031.7                14,945.2
  Payables under securities loan agreement                                        652.9                     -
  Other liabilities                                                               352.4                   312.8
  Income taxes:
    Current                                                                         -                      12.4
    Deferred                                                                      100.9                    72.0
  Separate Accounts liabilities                                                24,760.8                22,970.0
                                                                             ----------             -----------
         Total liabilities                                                     40,898.7                38,312.4
                                                                             ----------             -----------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and outstanding)                                2.8                     2.8
  Paid-in capital                                                                 418.0                   418.0
  Accumulated other comprehensive income                                           86.1                    92.9
  Retained earnings                                                             1,480.8                 1,320.3
                                                                             ----------             -----------
         Total shareholder's equity                                             1,987.7                 1,834.0
                                                                             ----------             -----------

     Total liabilities and shareholder's equity                              $ 42,886.4             $  40,146.4
                                                                             ==========             ===========

See Condensed Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                             Nine Months Ended September 30,
                                                         --------------------------------------
                                                             (unaudited)          (unaudited)
                                                                1998                 1997
                                                         -----------------    -----------------
Shareholder's equity, beginning of period                     $1,834.0             $1,609.5

Comprehensive income
   Net income                                                    162.7                144.9
   Other comprehensive income, net of tax
      Unrealized (losses) gains on securities ($(10.5),
        $55.7, pretax, respectively )                             (6.8)                36.2
                                                              --------             --------
Total comprehensive income                                       155.9                181.1
                                                              --------             --------


Other changes                                                      0.8                  3.7

Common stock dividends                                            (3.0)                (8.3)
                                                              --------             --------

Shareholder's equity, end of period                           $1,987.7             $1,786.0
                                                              ========             ========

See Condensed Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)

                                                                          Nine Months Ended September 30,
                                                                        --------------------------------------
                                                                           (unaudited)          (unaudited)
                                                                              1998                 1997
                                                                        -----------------    -----------------

Cash Flows from Operating Activities:
         Net income                                                        $    162.7           $    144.9
         Adjustments to reconcile net income to net cash provided by
          (used for) operating activities:
         Increase  in accrued investment income                                  (2.3)                (24.0)
         Decrease (increase) in premiums due and other receivables               23.8                  (8.8)
         Increase in policy loans                                               (51.9)                (54.4)
         Increase in deferred policy acquisition costs                          (79.7)               (105.3)
         Decrease in reinsurance loan to affiliate                              135.7                 153.9
         Net increase in universal life account balances                        176.9                 224.1
         Decrease in other insurance reserve liabilities                       (148.7)               (165.5)
         Net decrease in other liabilities and other assets                     (96.3)               (122.4)
         Increase (decrease) in income taxes                                     14.9                  (3.9)
         Net accretion of discount on investments                               (24.3)                (51.9)
         Net realized capital gains                                             (10.0)                (17.9)
                                                                            ---------            -----------
               Net cash provided by (used for) operating activities             100.8                 (31.2)
                                                                            ---------            -----------

Cash Flows from Investing Activities:
         Proceeds from sales of:
            Debt securities available for sale                                5,680.9               3,828.5
            Equity securities                                                   120.7                  61.3
            Mortgage loans                                                        0.2                   0.1
         Investment maturities and repayments of:
            Debt securities available for sale                                1,100.3                 966.8
            Short-term investments                                              166.1                  43.2
         Cost of investment purchases in:
            Debt securities available for sale                               (5,416.9)             (4,811.0)
            Equity securities                                                   (93.7)                (53.6)
            Short-term investments                                              (93.4)               (120.1)
                                                                            ---------            -----------
               Net cash  provided by (used for) investing activities          1,464.2                 (84.8)
                                                                            ---------            -----------

Cash Flows from Financing Activities:
         Deposits and interest credited for investment contracts              1,144.6               1,230.2
         Withdrawals of investment contracts                                 (1,061.0)               (925.8)
         Capital contribution to Separate Account                                 -                   (25.0)
         Return of capital from Separate Account                                  1.3                   -
         Dividends paid to shareholder                                           (3.0)                 (8.3)
                                                                            ---------            -----------
               Net cash provided by financing activities                         81.9                 271.1
                                                                            ---------            -----------

Net increase in cash and cash equivalents                                     1,646.9                 155.1
Cash and cash equivalents, beginning of period                                  565.4                 459.1
                                                                            ---------            -----------

Cash and cash equivalents, end of period                                    $ 2,212.3            $    614.2
                                                                            =========            ===========

Supplemental cash flow information:
    Income taxes paid, net                                                  $    59.2            $     68.7
                                                                            =========            ==========

           See Condensed Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

              Condensed Notes to Consolidated Financial Statements
                                  (Unaudited)

1)   Basis of Presentation
     ---------------------

     The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiary, Aetna Insurance Company of America (collectively, the "Company"). On October 1, 1998, the Company sold its individual life insurance operations to Lincoln National Corporation ("Lincoln") and accordingly, they are classified as Discontinued Operations. (Please refer to Note 2 below). Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

     These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. Certain reclassifications have been made to 1997 financial information to conform to the 1998 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 1997 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

2)   Discontinued Operations - Individual Life Insurance
     ---------------------------------------------------

     On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash, subject to adjustment as provided by the related agreements. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Future policy benefit insurance reserves were approximately $3 billion. Deferred policy acquisition costs related to the life policies of $893 million were written off against the gain on the sale. Certain invested assets related to and supporting the life policies were sold to consummate the life sale and the Company recorded a reinsurance receivable from Lincoln. The transaction will result in an after-tax gain on the sale of approximately $95 million, the majority of which will be deferred and amortized over approximately 15 years.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

        Condensed Notes to Consolidated Financial Statements (continued)
                                  (Unaudited)

2)   Discontinued Operations - Individual Life Insurance (continued)
     ---------------------------------------------------------------

     The operating results of the individual life business are presented as Discontinued Operations. All prior year income statement data has been restated to reflect the presentation as Discontinued Operations. Revenues for the individual life segment were $160.5 million and $159.2 million for the third quarters of 1998 and 1997, respectively, and $441.2 million and $462.8 million for the nine months ended September 30, 1998 and 1997, respectively. Net income was $24.5 million and $19.2 million for the third quarters of 1998 and 1997, respectively, and $61.8 million and $49.0 million for the nine months ended September 30, 1998 and 1997, respectively.

3)   New Accounting Standards
     ------------------------

     On January 1, 1998, the Company adopted Statement of Position ("SOP") 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use, issued by the American Institute of Certified Public Accountants ("AICPA"). This statement requires that certain costs incurred in developing internal-use computer software be capitalized, and provides guidance for determining whether computer software is considered to be for internal use. The Company will amortize these costs over a period of 3 to 5 years. Previously, the Company expensed the cost of internal-use computer software as incurred. The adoption of this statement resulted in an increase to net income of $.7 million and $4.1 million for the three and nine months ended September 30, 1998, respectively.

     Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in September 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. FAS No. 125 was effective for 1997 financial statements, however, certain provisions relating to accounting for repurchase agreements and securities lending were not effective until January 1, 1998. The adoption of those provisions effective in 1998 did not have a material effect on the Company's financial position or results of operations.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

        Condensed Notes to Consolidated Financial Statements (continued)
                                  (Unaudited)

4)   Future Application of Accounting Standards
     ------------------------------------------

     In October 1998, the AICPA issued SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, which provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. This statement is effective for the Company's financial statements beginning January 1, 2000, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this statement and the potential effect on its financial position and results of operations.

     In June 1998, the Financial Accounting Standards Board issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. This standard is effective for the Company's financial statements beginning January 1, 2000, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this statement and the potential effect on its financial position or results of operations.

     In December 1997, the AICPA issued SOP 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance-related assessments and guidance for measuring the liability. This statement is effective for 1999 financial statements, with early adoption permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

5)   Financial Instruments
     ---------------------

     The Company engages in hedging activities to manage interest rate risk. Such hedging activities have principally consisted of using off-balance-sheet instruments such as treasury futures. (See General Account Investments of the Management's Analysis of the Results of Operations and Note 3 of the Notes to the Financial Statements in the Company's 1997 Annual Report on Form 10-K for a description of the Company's hedging activities). The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of September 30, 1998 are $786.2 million, ($6.3) million, and ($6.3) million, respectively. These open treasury futures were related to hedging the interest rate risk on the assets supporting the individual life business that was sold to Lincoln on October 1, 1998. (See Note 2 above for further discussion on the sale of the individual life business).

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

        Condensed Notes to Consolidated Financial Statements (continued)
                                  (Unaudited)

6)   Additional Information - Accumulated Other Comprehensive Income
     ---------------------------------------------------------------

     Changes in accumulated other comprehensive income related to changes in unrealized gains on securities (excluding those related to experience rated contractholders) were as follows:

                                                                                   Nine Months Ended September 30,
    --------------------------------------------------------------------------------------------------------------
      (Millions)                                                                        1998            1997
    --------------------------------------------------------------------------------------------------------------
     Unrealized holding gains arising during the period (1)                            $15.5           $81.6
     Less:  reclassification adjustments for amortization of net investment
       discounts and gains included in net income (2)                                   22.3            45.4
     -------------------------------------------------------------------------------------------------------------
     Net unrealized (loss)/gain on securities                                          $(6.8)          $36.2
     =============================================================================================================

     (1) Pretax unrealized holding gains arising during the period were $23.8 million and $125.5 million for 1998 and 1997, respectively.
     (2) Pretax reclassification adjustments for amortization of net investment discounts and gains included in net income were $34.3 million and $69.8 million for 1998 and 1997, respectively.

7)   Severance and Facilities Charges
     --------------------------------

     During 1996, the Company was allocated severance and facilities reserves from Aetna to reflect actions taken or to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations.

     Also during 1996, the Company established severance and facilities reserves in the Financial Services and Individual Life Insurance segments to reflect actions taken or to be taken in order to make its businesses more competitive.

     Activity for the nine months ended September 30, 1998 within the severance and facilities reserves (pretax, in millions) was as follows:

     -----------------------------------------------------------------------------------
                                                                       Reserve
     -----------------------------------------------------------------------------------
     Balance at December 31, 1997                                      $  20.8
     Actions taken (1)                                                   (11.8)
                                                                       --------
        Balance at September 30, 1998                                  $   9.0
     -----------------------------------------------------------------------------------

(1) Includes $7.4 million of severance-related actions and $1.6 million of corporate allocation-related actions.

     The Company's severance actions were substantially completed by September 30, 1998; and, an evaluation of any remaining reserves will take place in the fourth quarter. The corporate allocation actions were substantially completed in 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

        Condensed Notes to Consolidated Financial Statements (continued)
                                  (Unaudited)

8)   Litigation
     ----------

     The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

9)   Dividends
     ---------

     On January 30, 1998, the Company paid a $3.0 million dividend to HOLDCO. On October 5, 1998, with prior approval from the Insurance Commissioner of the State of Connecticut, the Company paid a dividend of $200 million to HOLDCO. Additional dividends by the Company through December 31, 1998 will require the approval of the Insurance Commissioner of the State of Connecticut.

Variable Annuity Account B

Statement of Assets and Liabilities - September 30, 1998 (Unaudited)


ASSETS:
Investments, at net asset value: (Note 1)

                                                                 Shares           Cost            Assets
                                                                 ------           ----            ------
 Aetna Ascent VP:                                               1,740,538    $24,489,653      $23,096,934
 Aetna Balanced VP:                                            12,420,629    179,626,611      177,118,167
 Aetna Bond VP:                                                 6,337,117     82,103,500       85,170,858
 Aetna Crossroads VP:                                           2,175,768     28,382,116       27,828,069
 Aetna Get Fund, Series B:                                      1,565,938     18,465,288       18,806,913
 Aetna Get Fund, Series C:                                        782,387      8,243,658        9,459,054
 Aetna Growth and Income VP:                                   30,364,606    971,501,121      955,270,497
 Aetna Growth VP:                                               1,923,207     22,428,390       20,962,957
 Aetna High Yield VP:                                              22,155        238,217          218,665
 Aetna Index Plus Large Cap VP:                                 3,744,761     56,745,845       55,909,284
 Aetna Index Plus Mid Cap VP:                                      19,573        223,739          194,753
 Aetna Index Plus Small Cap VP:                                    31,454        337,820          274,911
 Aetna International VP:                                           62,939        735,274          663,381
 Aetna Legacy VP:                                               2,814,173     34,313,873       34,248,489
 Aetna Money Market VP:                                        11,909,568    156,002,593      157,380,177
 Aetna Real Estate Securities VP:                                  78,399        759,152          718,916
 Aetna Small Company VP:                                        1,343,123     17,354,974       14,760,923
 Aetna Value Opportunity VP:                                    1,265,256     16,501,985       14,019,035
 Alger American Funds:
  Balanced Portfolio:                                             500,949      4,824,613        5,560,537
  Income and Growth Portfolio:                                  1,253,647     11,733,088       13,551,925
  Leveraged AllCap Portfolio:                                     510,176     10,894,659       13,494,163
 American Century Investments:
  Balanced Fund:                                                  587,004      4,385,705        4,484,711
  International Fund:                                             805,592      5,306,009        5,292,737
 Calvert Social Balanced Portfolio:                               780,846      1,614,505        1,605,420
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                      6,964,902    152,941,975      153,367,146
  Growth Portfolio:                                             2,979,115     98,906,521      107,546,052
  High Income Portfolio:                                        4,197,425     53,412,311       46,255,625
  Overseas Portfolio:                                             817,702     15,906,656       13,884,588
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                      1,122,497     18,665,227       18,072,195
  Contrafund Portfolio:                                         6,568,996    121,946,794      129,934,739
  Index 500 Portfolio:                                            940,015    104,387,761      109,398,897
  Investment Grade Bond Portfolio:                                487,002      5,776,893        6,262,842
 Insurance Management Series:
  American Leaders Fund II:                                     6,292,056     97,578,752      117,409,772
  Equity Income Fund II:                                        2,055,762     24,875,226       25,018,622
  Growth Strategies Fund II:                                    1,579,564     22,696,467       22,129,690
  High Income Bond Fund II:                                     4,736,657     48,795,515       50,208,559
  International Equity Fund II:                                 1,172,344     14,034,652       15,721,131
  Prime Money Fund II:                                          8,885,716      8,885,716        8,885,716
  U.S. Government Securities Fund II:                           1,361,871     14,069,104       15,130,390
  Utility Fund II:                                              2,009,732     23,416,121       28,779,369
 Janus Aspen Series:
  Aggressive Growth Portfolio:                                  1,945,371     45,227,467       39,860,651
  Balanced Portfolio:                                           2,832,205     48,575,474       53,557,002
  Flexible Income Portfolio:                                    1,499,707     17,687,441       18,386,405

Variable Annuity Account B

Statement of Assets and Liabilities - September 30, 1998
(Unaudited & continued):


                                                    Shares           Cost             Assets
                                                    ------           ----             ------
  Growth Portfolio:                               2,755,960    $   49,700,310    $   50,819,901
  Worldwide Growth Portfolio:                     8,507,278       202,271,812       205,025,411
 Lexington Emerging Markets Fund:                   278,219         2,875,435         1,368,838
 Lexington Natural Resources Trust Fund:            378,973         5,522,645         4,278,607
 MFS Funds:
  Total Return Series:                            1,999,771        32,111,340        33,556,165
  Worldwide Government Series:                      163,168         1,670,945         1,749,162
 Oppenheimer Funds:
  Aggressive Growth Fund:                           239,248        10,198,853         8,600,954
  Global Securities Fund:                           270,056         5,584,850         4,944,720
  Growth & Income Fund:                           1,577,065        33,117,791        27,078,200
  Strategic Bond Fund:                            2,142,975        10,977,377        10,779,162
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:            2,403,691       111,560,329       103,430,838
  PPI MFS Research Growth Portfolio:              7,455,385        77,626,346        72,540,896
  PPI MFS Value Equity Portfolio:                   761,528        23,949,989        23,120,001
  PPI Scudder International Growth Portfolio:       919,616        13,964,786        13,380,415
  PPI T. Rowe Price Growth Equity Portfolio:      2,166,972        94,497,679        97,383,726
                                                               --------------    --------------
NET ASSETS                                                     $3,270,628,948    $3,277,957,863
                                                               ==============    ==============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
5)

Aetna Ascent VP:
  Annuity contracts in accumulation ..............................................................    $   23,096,934
Aetna Balanced VP:
  Annuity contracts in accumulation ..............................................................       161,518,583
  Annuity contracts in payment period ............................................................        15,599,584
Aetna Bond VP:
  Annuity contracts in accumulation ..............................................................        80,265,350
  Annuity contracts in payment period ............................................................         4,905,508
Aetna Crossroads VP:
  Annuity contracts in accumulation ..............................................................        26,752,161
  Annuity contracts in payment period ............................................................         1,075,908
Aetna Get Fund, Series B:
  Annuity contracts in accumulation ..............................................................        18,806,913
Aetna Get Fund, Series C:
  Annuity contracts in accumulation ..............................................................         9,459,054
Aetna Growth and Income VP:
  Annuity contracts in accumulation ..............................................................       825,936,899
  Annuity contracts in payment period ............................................................       129,333,598
Aetna Growth VP:
  Annuity contracts in accumulation ..............................................................        20,368,827
  Annuity contracts in payment period ............................................................           594,130
Aetna High Yield VP:
  Annuity contracts in accumulation ..............................................................           218,665
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ..............................................................        55,047,666
  Annuity contracts in payment period ............................................................           861,618
Aetna Index Plus Mid Cap VP:
  Annuity contracts in accumulation ..............................................................           194,753

Variable Annuity Account B

Statement of Assets and Liabilities - September 30, 1998
(Unaudited & continued):


Aetna Index Plus Small Cap VP:
  Annuity contracts in accumulation ...................      $      274,911
Aetna International VP:
  Annuity contracts in accumulation ...................             663,381
Aetna Legacy VP:
  Annuity contracts in accumulation ...................          31,552,690
  Annuity contracts in payment period .................           2,695,799
Aetna Money Market VP:
  Annuity contracts in accumulation ...................         157,117,740
  Annuity contracts in payment period .................             262,437
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ...................             701,706
  Annuity contracts in payment period .................              17,210
Aetna Small Company VP:
  Annuity contracts in accumulation ...................          14,566,581
  Annuity contracts in payment period .................             194,342
Aetna Value Opportunity VP:
  Annuity contracts in accumulation ...................          14,019,035
Alger American Funds:
 Balanced Portfolio:
  Annuity contracts in accumulation ...................           5,560,537
 Income and Growth Portfolio:
  Annuity contracts in accumulation ...................          13,551,925
 Leveraged AllCap Portfolio:
  Annuity contracts in accumulation ...................          13,494,163
American Century Investments:
 Balanced Fund:
  Annuity contracts in accumulation ...................           4,484,711
 International Fund:
  Annuity contracts in accumulation ...................           5,292,737
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation ...................           1,605,420
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation ...................         153,367,146
 Growth Portfolio:
  Annuity contracts in accumulation ...................         107,546,052
 High Income Portfolio:
  Annuity contracts in accumulation ...................          45,911,675
  Annuity contracts in payment period .................             343,950
 Overseas Portfolio:
  Annuity contracts in accumulation ...................          13,884,588
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation ...................          18,072,195
 Contrafund Portfolio:
  Annuity contracts in accumulation ...................         129,934,739
 Index 500 Portfolio:
  Annuity contracts in accumulation ...................         109,398,897
 Investment Grade Bond Portfolio:
  Annuity contracts in accumulation ...................           6,262,842

Variable Annuity Account B

Statement of Assets and Liabilities - September 30, 1998
(Unaudited & continued):


Insurance Management Series:
 American Leaders Fund II:
  Annuity contracts in accumulation .....  $  117,364,848
  Annuity contracts in payment period ...          44,924
 Equity Income Fund II:
  Annuity contracts in accumulation .....      25,011,980
  Annuity contracts in payment period ...           6,642
 Growth Strategies Fund II:
  Annuity contracts in accumulation .....      22,129,690
 High Income Bond Fund II:
  Annuity contracts in accumulation .....      50,208,559
 International Equity Fund II:
  Annuity contracts in accumulation .....      15,721,131
 Prime Money Fund II:
  Annuity contracts in accumulation .....       8,885,716
 U.S. Government Securities Fund II:
  Annuity contracts in accumulation .....      15,130,390
 Utility Fund II:
  Annuity contracts in accumulation .....      28,772,040
  Annuity contracts in payment period ...           7,329
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation .....      39,860,651
 Balanced Portfolio:
  Annuity contracts in accumulation .....      53,557,002
 Flexible Income Portfolio:
  Annuity contracts in accumulation .....      18,386,405
 Growth Portfolio:
  Annuity contracts in accumulation .....      49,754,019
  Annuity contracts in payment period ...       1,065,882
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation .....     202,196,827
  Annuity contracts in payment period ...       2,828,584
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation .....       1,368,838
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation .....       4,278,607
MFS Funds:
 Total Return Series:
  Annuity contracts in accumulation .....      33,556,165
 Worldwide Government Series:
  Annuity contracts in accumulation .....       1,749,162
Oppenheimer Funds:
 Aggressive Growth Fund:
  Annuity contracts in accumulation .....       8,600,954
 Global Securities Fund:
  Annuity contracts in accumulation .....       4,944,720
 Growth & Income Fund:
  Annuity contracts in accumulation .....      27,078,200
 Strategic Bond Fund:
  Annuity contracts in accumulation .....      10,601,485
  Annuity contracts in payment period ...         177,677

Variable Annuity Account B

Statement of Assets and Liabilities - September 30, 1998
(Unaudited & continued):


Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ......      $  102,789,354
  Annuity contracts in payment period ....             641,484
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ......          72,540,896
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ......          22,387,937
  Annuity contracts in payment period ....             732,064
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ......          13,368,015
  Annuity contracts in payment period ....              12,400
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ......          97,359,558
  Annuity contracts in payment period ....              24,168
                                                --------------
                                                $3,277,957,863
                                                ==============


See Notes to Financial Statements

Variable Annuity Account B

Statements of Operations and Changes in Net Assets


                                                                                         Nine Month
                                                                                 Period Ended September 30,
                                                                                   1998                1997
                                                                            -----------------   -----------------
                                                                                 (Unaudited)         (Unaudited)
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ..............................................................    $  134,568,725      $   92,503,676
Expenses: (Notes 2 and 5)
 Valuation Period Deductions ............................................       (31,107,243)        (20,446,622)
                                                                             --------------      --------------
Net investment income ...................................................       103,461,482          72,057,054
                                                                             --------------      --------------
NET REALIZED AND UNREALIZED (LOSS) GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ....................................................     1,014,289,382         407,504,790
 Cost of investments sold ...............................................       917,072,592         383,844,129
                                                                             --------------      --------------
  Net realized gain .....................................................        97,216,790          23,660,660
                                                                             --------------      --------------
Net unrealized (loss) gain on investments: (Note 5)
 Beginning of Period ....................................................       255,524,506         122,191,053
 End of Period ..........................................................         7,328,915         515,222,103
                                                                             --------------      --------------
  Net change in unrealized (loss) gain ..................................      (248,195,591)        393,031,050
                                                                             --------------      --------------
Net realized and unrealized (loss) gain on investments ..................      (150,978,801)        416,691,710
                                                                             --------------      --------------
Net (decrease) increase in net assets resulting from operations .........       (47,517,319)        488,748,764
                                                                             --------------      --------------
FROM UNIT TRANSACTIONS:
  Net variable annuity contract purchase payments .......................       377,613,292         437,091,855
Transfers from the Company for mortality guarantee adjustments ..........        (1,054,765)            (20,263)
Transfers from the Company's fixed account options ......................       163,143,563         105,550,336
Redemptions by contract holders .........................................      (121,371,506)        (60,162,998)
Annuity Payments ........................................................       (16,969,457)        (11,288,033)
Other ...................................................................         1,671,199           1,534,945
                                                                             --------------      --------------
  Net increase in net assets from unit transactions (Note 5) ............       403,032,325         472,705,841
                                                                             --------------      --------------
Change in net assets ....................................................       355,515,006         961,454,605
NET ASSETS:
Beginning of Period .....................................................     2,922,442,857       1,848,811,724
                                                                             --------------      --------------
End of Period ...........................................................    $3,277,957,863      $2,810,266,329
                                                                             ==============      ==============



See Notes to Financial Statements

Variable Annuity Account B

Notes to Financial Statements - September 30, 1998 (Unaudited):

1. Summary of Significant Accounting Policies


   Variable Annuity Account B ("Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.


   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on September 30, 1998:

      Aetna Ascent VP
      Aetna Balanced VP
      Aetna Bond VP
      Aetna Crossroads VP
      Aetna GET Fund, Series B
      Aetna GET Fund, Series C
      Aetna Growth and Income VP
      Aetna Growth VP
      Aetna High Yield VP
      Aetna Index Plus Large Cap VP
      Aetna Index Plus Mid Cap VP
      Aetna Index Plus Small Cap VP
      Aetna International VP
      Aetna Legacy VP
      Aetna Money Market VP
      Aetna Real Estate Securities VP
      Aetna Small Company VP
      Aetna Value Opportunity VP
      Alger American Funds:
      o Balanced Portfolio
      o Income and Growth Portfolio
      o Leveraged AllCap Portfolio
      American Century Investments:
      o Balanced Fund
      o International Fund
      Calvert Social Balanced Portfolio
      Fidelity Investments Variable Insurance Products Fund:
      o Equity-Income Portfolio
      o Growth Portfolio
      o High Income Portfolio
      o Overseas Portfolio
      Fidelity Investments Variable Insurance Products Fund II:
      o Asset Manager Portfolio
      o Contrafund Portfolio
      o Index 500 Portfolio
      o Investment Grade Bond Portfolio

      Insurance Management Series:
      o American Leaders Fund II
      o Equity Income Fund II
      o Growth Strategies Fund II
      o High Income Bond Fund II
      o International Equity Fund II
      o Prime Money Fund II
      o U.S. Government Securities Fund II
      o Utility Fund II
      Janus Aspen Series:
      o Aggressive Growth Portfolio
      o Balanced Portfolio
      o Flexible Income Portfolio
      o Growth Portfolio
      o Worldwide Growth Portfolio
      Lexington Emerging Markets Fund
      Lexington Natural Resources Trust Fund
      MFS Funds:
      o Total Return Series
      o World Government Series
      Oppenheimer Funds:
      o Aggressive Growth Fund
      o Global Securities Fund
      o Growth & Income Fund
      o Strategic Bond Fund
      Portfolio Partners, Inc. (PPI):
      o PPI MFS Emerging Equities Portfolio
      o PPI MFS Research Growth Portfolio
      o PPI MFS Value Equity Portfolio
      o PPI Scudder International Growth Portfolio
      o PPI T. Rowe Price Growth Equity Portfolio

Variable Annuity Account B

Notes to Financial Statements - September 30, 1998 (Unaudited & continued):

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.


   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.


   d. Annuity Reserves

   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions


   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income


   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments


   The cost of purchases and proceeds from sales of investments other than short-term investments for the nine month period ended September 30, 1998 and September 30, 1997 aggregated $1,520,783,191 and $1,014,289,382; $952,245,003 and $407,504,790, respectively.

Variable Annuity Account B

Notes to Financial Statements - September 30, 1998 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets


-----------------------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1998
                                                                Valuation        Proceeds          Cost of            Net
                                                                 Period            from          Investments       Realized
                                               Dividends       Deductions          Sales            Sold          Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------

   Aetna Ascent VP: (1)                       $   206,291     ($   236,064)    $  4,551,003     $  3,797,853     $    753,150
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Aetna Balanced VP: (2)                      26,353,787       (1,556,330)      12,393,538        9,733,997        2,659,541
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Aetna Bond VP: (3)                           1,663,769         (637,338)      32,245,202       30,992,510        1,252,692
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads VP: (4)                       114,539         (261,200)       1,903,460        1,680,880          222,580
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Aetna Get Fund, Series B:                    4,889,366         (243,727)       1,699,470        1,099,314          600,156
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Aetna Get Fund, Series C:                    1,037,487          (96,765)       2,545,936        1,801,902          744,034
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Aetna Growth and Income VP: (5)             21,698,016       (8,832,711)      78,225,231       61,199,366       17,025,865
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Aetna Growth VP: (6)                                 0         (113,104)       8,790,286        8,974,418         (184,132)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Aetna High Yield VP: (7)                           155             (444)          32,755           32,602              153
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Aetna Index Plus Large Cap VP: (8)             294,180         (414,374)      11,054,850        8,784,682        2,270,168
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Aetna Index Plus Mid Cap VP: (9)                     0             (645)          21,599           24,598           (2,999)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Aetna Index Plus Small Cap VP: (10)                  0             (898)          90,710          116,252          (25,542)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Aetna International VP: (11)                       517           (2,644)       2,133,455        2,172,763          (39,308)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Aetna Legacy VP: (12)                          119,358         (287,284)       2,074,146        1,885,101          189,045
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Aetna Money Market VP: (13)                  6,326,910       (1,211,542)     265,982,031      267,031,017       (1,048,986)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Aetna Real Estate Securities VP: (14)                0           (1,905)          55,944           63,133           (7,189)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
          Net Unrealized                                         Net
            Gain (Loss)                     Net          Increase (Decrease)               Net Assets
----------------------------------       Change in          In Net Assets      ----------------------------------
   Beginning             End            Unrealized            from Unit           Beginning           End
   of Period          of Period         Gain (Loss)         Transactions          of Period        of Period
-------------------------------------------------------------------------------------------------------------------
 $   1,034,430     ($  1,392,719)     ($  2,427,149)       $   4,356,970
                                                                                $ 20,443,736     $ 23,096,934
-------------------------------------------------------------------------------------------------------------------
    21,131,758        (2,508,444)       (23,640,202)          10,459,250
                                                                                 150,761,384      161,518,583
                                                                                  12,080,737       15,599,584
-------------------------------------------------------------------------------------------------------------------
       781,718         3,067,358          2,285,640            7,687,623
                                                                                  69,236,488       80,265,350
                                                                                   3,681,984        4,905,508
-------------------------------------------------------------------------------------------------------------------
       704,161          (554,047)        (1,258,208)           8,689,733
                                                                                  20,250,904       26,752,161
                                                                                      69,721        1,075,908
-------------------------------------------------------------------------------------------------------------------
     6,194,743           341,624         (5,853,119)          (1,445,687)
                                                                                  20,859,924       18,806,913
-------------------------------------------------------------------------------------------------------------------
     2,144,550         1,215,395           (929,155)          (2,225,654)
                                                                                  10,929,107        9,459,054
-------------------------------------------------------------------------------------------------------------------
    67,675,837       (16,230,623)       (83,906,460)         (13,597,363)
                                                                                 892,006,381      825,936,899
                                                                                 130,876,769      129,333,598
-------------------------------------------------------------------------------------------------------------------
      (945,071)       (1,465,433)          (520,362)          18,561,645
                                                                                   3,210,344       20,368,827
                                                                                       8,566          594,130
-------------------------------------------------------------------------------------------------------------------
             0           (19,552)           (19,552)             238,353
                                                                                           0          218,665
-------------------------------------------------------------------------------------------------------------------
     1,342,384          (836,561)        (2,178,945)          27,698,467
                                                                                  28,074,705       55,047,666
                                                                                     165,083          861,618
-------------------------------------------------------------------------------------------------------------------
             0           (28,986)           (28,986)             227,383
                                                                                           0          194,753
-------------------------------------------------------------------------------------------------------------------
             0           (62,909)           (62,909)             364,260
                                                                                           0          274,911
-------------------------------------------------------------------------------------------------------------------
             0           (71,894)           (71,894)             776,710
                                                                                           0          663,381
-------------------------------------------------------------------------------------------------------------------
       556,022           (65,384)          (621,406)          14,854,168
                                                              18,710,015          31,552,690
                                                                                   1,284,593        2,695,799
-------------------------------------------------------------------------------------------------------------------
     1,429,868         1,377,586            (52,282)          28,426,940
                                                                                 124,939,137      157,117,740
                                                                                           0          262,437
-------------------------------------------------------------------------------------------------------------------
             0           (40,235)           (40,235)             768,245
                                                                                           0          701,706
                                                                                           0           17,210
-------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

Notes to Financial Statements - September 30, 1998 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


---------------------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1998
                                                               Valuation            Proceeds       Cost of          Net
                                                                 Period               from       Investments     Realized
                                                Dividends      Deductions             Sales          Sold       Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------

   Aetna Small Company VP: (15)               $     57,812   ($    126,396)       $12,311,355    $12,861,955    ($ 550,600)
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
   Aetna Value Opportunity VP: (16)                105,659        (119,520)         4,951,547      5,057,370      (105,823)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                             486,973         (62,082)           830,154        668,985       161,169
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                  1,467,662        (156,081)         2,174,215      1,433,177       741,038
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                     631,832        (152,406)         3,539,114      2,587,758       951,356
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                  593,854         (49,710)           457,471        409,014        48,457
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   International Fund:                             390,912         (66,774)           813,014        629,786       183,228
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                    0         (10,066)           566,469        479,841        86,628
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable
   Insurance Products Fund:
   Equity-Income Portfolio:                      8,906,937      (1,584,673)        18,755,004     15,056,132     3,698,872
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                            11,278,163        (994,587)        17,529,097     13,282,505     4,246,592
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   High Income Portfolio:                        4,692,207        (506,129)         8,295,312      8,305,493       (10,181)
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                           1,031,834        (156,200)        23,106,700     22,442,525       664,175
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable
   Insurance Products Fund II:
   Asset Manager Portfolio:                      1,595,388        (165,830)         1,682,975      1,544,166       138,809
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                         6,614,609      (1,264,802)        31,041,889     22,310,801     8,731,088
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                          3,204,277      (1,064,107)        19,258,700     13,738,289     5,520,411
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
           Net Unrealized                                         Net
            Gain (Loss)                      Net          Increase (Decrease)               Net Assets
-----------------------------------       Change in          In Net Assets      ----------------------------------
    Beginning             End            Unrealized            from Unit           Beginning           End
    of Period          of Period         Gain (Loss)         Transactions          of Period        of Period
-----------------------------------------------------------------------------------------------------------------------
  ($   299,676)      ($ 2,594,052)     ($  2,294,376)        $ 11,567,354
                                                                                 $  6,059,783     $ 14,566,581
                                                                                       47,346          194,342
-----------------------------------------------------------------------------------------------------------------------
      (545,082)        (2,482,950)        (1,937,868)          12,163,993
                                                                                    3,912,594       14,019,035
-----------------------------------------------------------------------------------------------------------------------
       691,602            735,924             44,322             (725,996)
                                                                                    5,656,151        5,560,537
-----------------------------------------------------------------------------------------------------------------------
     2,709,055          1,818,838           (890,217)          (1,758,937)
                                                                                   14,148,460       13,551,925
-----------------------------------------------------------------------------------------------------------------------
     1,540,243          2,599,504          1,059,261           (3,275,889)
                                                                                   14,280,009       13,494,163
-----------------------------------------------------------------------------------------------------------------------
       462,379             99,005           (363,374)            (387,746)
                                                                                    4,643,230        4,484,711
-----------------------------------------------------------------------------------------------------------------------
       361,821            (13,272)          (375,093)            (692,491)
                                                                                    5,852,955        5,292,737
-----------------------------------------------------------------------------------------------------------------------
        59,286             (9,084)           (68,370)             625,891
                                                                                      971,337        1,605,420
-----------------------------------------------------------------------------------------------------------------------
    19,807,673            425,170        (19,382,503)          23,018,773
                                                                                  138,709,740      153,367,146
-----------------------------------------------------------------------------------------------------------------------
    14,584,513          8,639,531         (5,944,982)          18,559,317
                                                                                   80,401,549      107,546,052
-----------------------------------------------------------------------------------------------------------------------
     2,722,687         (7,156,686)        (9,879,373)          16,672,722
                                                                                   35,217,837       45,911,675
                                                                                       68,542          343,950
-----------------------------------------------------------------------------------------------------------------------
       460,930         (2,022,067)        (2,482,997)           1,823,133
                                                                                   13,004,643       13,884,588
-----------------------------------------------------------------------------------------------------------------------
     1,137,702           (593,031)        (1,730,733)           6,491,486
                                                                                   11,743,075       18,072,195
-----------------------------------------------------------------------------------------------------------------------
    18,201,832          7,987,945        (10,213,887)          18,240,289
                                                                                  107,827,442      129,934,739
-----------------------------------------------------------------------------------------------------------------------
    10,882,841          5,011,136         (5,871,705)          30,623,249
                                                                                   76,986,772      109,398,897
-----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

Notes to Financial Statements - September 30, 1998 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


---------------------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1998
                                                                 Valuation         Proceeds        Cost of            Net
                                                                   Period            from        Investments       Realized
                                                 Dividends       Deductions         Sales            Sold         Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------

   Investment Grade Bond Portfolio:             $  342,576     ($    66,916)     $ 1,120,808     $ 1,075,718     $    45,090
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                     7,998,351       (1,339,967)       8,538,383       5,132,086       3,406,297
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                          129,452         (256,618)       1,364,798       1,120,109         244,689
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                    1,440,579         (263,718)       1,873,205       1,348,947         524,258
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                     1,568,969         (560,762)       6,861,817       6,149,874         711,943
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund II:                    19,289         (179,817)       1,369,445       1,008,537         360,908
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                            276,356          (79,793)       4,895,051       4,895,051               0
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:             228,386         (140,706)       2,797,329       2,624,699         172,630
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Utility Fund II:                              1,743,305         (287,289)       2,000,845       1,472,945         527,900
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                          0         (398,316)      44,733,118      35,254,854       9,478,264
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                           1,467,064         (439,170)       2,693,097       2,034,927         658,170
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                      533,749         (128,196)       2,389,425       2,189,793         199,632
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                             3,263,715         (492,057)      12,887,405       9,361,140       3,526,265
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                   7,771,561       (2,033,324)      48,740,455      33,987,079      14,753,376
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                161,811          (23,241)         627,366         874,547        (247,181)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:         340,539          (50,145)       1,884,545       1,802,841          81,704
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
         Net Unrealized                                       Net
          Gain (Loss)                    Net          Increase (Decrease)               Net Assets
-------------------------------       Change in          In Net Assets      ----------------------------------
  Beginning           End            Unrealized            from Unit           Beginning           End
  of Period        of Period         Gain (Loss)         Transactions          of Period        of Period
----------------------------------------------------------------------------------------------------------------
 $   387,160     $    485,949      $      98,789         ($   734,879)
                                                                             $  6,578,182     $  6,262,842
----------------------------------------------------------------------------------------------------------------
  30,111,589       19,831,020        (10,280,569)             775,998
                                                                              116,800,911      117,364,848
                                                                                   48,751           44,924
----------------------------------------------------------------------------------------------------------------
     911,406          143,397           (768,009)           5,730,537
                                                                               19,938,571       25,011,980
                                                                                        0            6,642
----------------------------------------------------------------------------------------------------------------
   3,558,451         (566,777)        (4,125,228)           1,844,693
                                                                               22,709,106       22,129,690
----------------------------------------------------------------------------------------------------------------
   3,763,082        1,413,045         (2,350,037)          (2,374,407)
                                                                               53,212,853       50,208,559
----------------------------------------------------------------------------------------------------------------
     938,501        1,686,479            747,978              826,745
                                                                               13,946,028       15,721,131
----------------------------------------------------------------------------------------------------------------
           0                0                  0            1,158,666
                                                                                7,530,487        8,885,716
----------------------------------------------------------------------------------------------------------------
     513,199        1,061,285            548,086            1,125,210
                                                                               13,196,784       15,130,390
----------------------------------------------------------------------------------------------------------------
   5,801,015        5,363,247           (437,768)             930,363
                                                                               26,302,858       28,772,040
                                                                                        0            7,329
----------------------------------------------------------------------------------------------------------------
   4,594,517       (5,366,816)        (9,961,333)           2,358,111
                                                                               38,383,925       39,860,651
----------------------------------------------------------------------------------------------------------------
   3,462,858        4,981,527          1,518,669           19,206,491
                                                                               31,145,778       53,557,002
----------------------------------------------------------------------------------------------------------------
     367,565          698,964            331,399            6,915,233
                                                                               10,534,588       18,386,405
----------------------------------------------------------------------------------------------------------------
   5,764,208        1,119,591         (4,644,617)           8,447,768
                                                                               40,072,928       49,754,019
                                                                                  645,899        1,065,882
----------------------------------------------------------------------------------------------------------------
  18,210,266        2,753,600        (15,456,666)          37,336,923
                                                                              160,658,096      202,196,827
                                                                                1,995,445        2,828,584
 ---------------------------------------------------------------------------------------------------------------
   (709,548)      (1,506,597)          (797,049)            (558,918)
                                                                                2,833,416        1,368,838
 ---------------------------------------------------------------------------------------------------------------
    177,872       (1,244,038)        (1,421,910)          (1,601,945)
                                                                                6,930,364        4,278,607
 ---------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

Notes to Financial Statements - September 30, 1998 (Unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------------
Period Ended September 30, 1998
                                                                     Valuation           Proceeds         Cost of           Net
                                                                       Period              from         Investments       Realized
                                                    Dividends        Deductions           Sales             Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
   MFS Funds:
   Total Return Series:                           $    778,001     ($    281,268)    $    1,306,423    $  1,042,594     $   263,829
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Worldwide Government Series:                         17,379           (16,111)           648,750         656,168          (7,418)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Aggressive Growth Fund:                             152,035           (79,214)        83,417,119      83,112,198         304,921
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                             387,530           (48,568)         4,665,085       4,907,789        (242,704)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Growth & Income Fund:                             1,054,695          (251,097)         3,121,981       2,841,061         280,920
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                                150,955           (71,977)         1,579,626       1,597,178         (17,552)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc. (PPI):
   PPI MFS Emerging Equities Portfolio:                321,152        (1,118,027)        60,680,819      53,959,293       6,721,526
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                   18,247          (759,798)        33,279,656      29,992,848       3,286,808
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                      34,159          (196,523)         5,569,025       5,221,790         347,235
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:          29,626          (122,476)        93,655,297      91,998,294       1,657,003
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:          576,750        (1,045,811)        12,475,877      11,212,047       1,263,830
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account B               $134,568,725     ($ 31,107,243)    $1,014,289,382    $917,072,592     $97,216,790
====================================================================================================================================

 (1) - Effective May 1, 1998, Aetna Ascent Variable Portfolio name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund name changed to Aetna Balanced Fund VP.
 (3) - Effective May 1, 1998, Aetna Income Shares name changed to Aetna Bond Fund VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Fund name changed to Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Growth Portfolio name changed to Aetna Growth VP.
 (7) - Effective May 1, 1998, Aetna High Yield Portfolio name changed to Aetna High Yield VP.
 (8) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio name changed to Aetna Index Plus Large Cap VP.
 (9) - Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio name changed to Aetna Index Plus Mid Cap VP.
(10) - Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio name changed to Aetna Index Plus Small Cap VP.
(11) - Effective May 1, 1998, Aetna International Portfolio name changed to Aetna International VP.
(12) - Effective May 1, 1998, Aetna Legacy Variable Portfolio name changed to Aetna Legacy VP.
(13) - Effective May 1, 1998, Aetna Variable Encore Fund name changed to Aetna Money Market VP.
(14) - Effective May 1, 1998, Aetna Real Estate Securities Portfolio name changed to Aetna Real Estate Securities VP.
(15) - Effective May 1, 1998, Aetna Variable Small Company Portfolio name changed to Aetna Small Company VP.
(16) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio name changed to Aetna Value Opportunity VP.

--------------------------------------------------------------------------------------------------------------------------
          Net Unrealized                                          Net
           Gain (Loss)                      Net           Increase (Decrease)                  Net Assets
---------------------------------        Change in           In Net Assets      ----------------------------------------
   Beginning            End             Unrealized             from Unit            Beginning              End
   of Period         of Period          Gain (Loss)          Transactions           of Period           of Period
--------------------------------------------------------------------------------------------------------------------------
 $  1,975,149      $  1,444,825       ($     530,324)        $ 14,352,049
                                                                                 $   18,973,878      $   33,556,165
--------------------------------------------------------------------------------------------------------------------------
       (5,937)           78,218               84,155              346,862
                                                                                      1,324,295           1,749,162
--------------------------------------------------------------------------------------------------------------------------
      133,786        (1,597,899)          (1,731,685)           6,266,697
                                                                                      3,688,200           8,600,954
--------------------------------------------------------------------------------------------------------------------------
         (846)         (640,129)            (639,283)           2,806,808
                                                                                      2,680,937           4,944,720
      465,927        (6,039,592)          (6,505,519)          19,810,294            12,688,907          27,078,200
--------------------------------------------------------------------------------------------------------------------------
      (21,173)         (198,216)            (177,043)           7,802,078
                                                                                      3,092,701          10,601,485
                                                                                              0             177,677
--------------------------------------------------------------------------------------------------------------------------
     (753,832)       (8,129,490)          (7,375,658)           9,589,151
                                                                                     94,796,247         102,789,354
                                                                                        496,447             641,484
--------------------------------------------------------------------------------------------------------------------------
   (1,162,926)       (5,085,450)          (3,922,524)           8,051,033
                                                                                     65,867,130          72,540,896
--------------------------------------------------------------------------------------------------------------------------
      220,662          (829,988)          (1,050,650)           8,558,099
                                                                                     15,049,606          22,387,937
                                                                                        378,075             732,064
--------------------------------------------------------------------------------------------------------------------------
      195,427          (584,371)            (779,798)             (54,103)
                                                                                     12,650,163          13,368,015
                                                                                              0              12,400
--------------------------------------------------------------------------------------------------------------------------
    1,797,922         2,886,044            1,088,122            5,330,577
                                                                                     90,170,258          97,359,558
                                                                                              0              24,168
--------------------------------------------------------------------------------------------------------------------------
$255,524,506      $  7,328,915       ($ 248,195,591)        $403,032,325        $2,922,442,857      $3,277,957,863
==========================================================================================================================

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account B:
                  - Statement of Assets and Liabilities as of December 31, 1997
                  - Statements of Operations and Changes in Net Assets for
                         the years ended December 31, 1997 and 1996
                  - Notes to Financial Statements
                  - Independent Auditors' Report
                  - Unaudited Statement of Assets and Liabilities as of
                         September 30, 1998
                  - Unaudited Statements of Operations and Changes in Net Assets
                         for the nine-month periods ended September 30, 1998
                         and 1997
                  Financial Statements of the Depositor:
                  - Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended
                         December 31, 1997, 1996 and 1995
                  - Consolidated Balance Sheets as of December 31, 1997 and 1996
                  - Consolidated Statements of Changes in Shareholder's Equity
                         for the years ended December 31, 1997, 1996 and 1995
                  - Consolidated Statements of Cash Flows for the years ended
                         December 31, 1997, 1996 and 1995
                  - Notes to Consolidated Financial Statements
                  - Unaudited Consolidated Balance Sheets as of September 30,
                         1998
                  - Unaudited Consolidated Statements of Income for the three-
                         and nine-month periods ended September 30, 1998
                         and 1997
                  - Unaudited Consolidated Statements of changes in
                         Shareholder's Equity for the nine-month periods ended September 30, 1998 and 1997
                  - Condensed Notes to Consolidated Financial Statements


(b)  Exhibits
       (1)      Resolution of the Board of Directors of Aetna Life Insurance and
                Annuity Company establishing Variable Annuity Account B(1)
       (2)      Not applicable
       (3.1)    Broker-Dealer Agreement(2)
       (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                Agreement(3)

       (4.1)    Variable Annuity Contract (GM-VA-98)(2)
       (4.2)    Variable Annuity Contract Certificate (GMC-VA-98)(2)
       (4.3)    Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and
                Variable Annuity Contract Certificate GMC-VA-98(4)
       (5)      Variable Annuity Contract Application(9.5.89-6(9/98))(5)
       (6.1)    Certificate of Incorporation of Aetna Life Insurance and Annuity
                Company(6)
       (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                Insurance and Annuity Company(7)
       (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(8)
       (7)      Not applicable
       (8.1)    Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company and AIM dated June 30, 1998(5)
       (8.2)    Service Agreement between Aetna Life Insurance and Annuity
                Company and AIM effective June 30, 1998(5)
       (8.3)    Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
                GET Fund on behalf of each of its series, Aetna Generation
                Portfolios, Inc. on behalf of each of its series, Aetna Variable
                Portfolios, Inc. on behalf of each of its series, and Aeltus
                Investment Management, Inc. dated as of May 1, 1998(2)
       (8.4)    Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna
                Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
                Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(9)
       (8.5)    Service Agreement between Aeltus Investment Management, Inc. and
                Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
                Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
                Fund on behalf of each of its series, Aetna Generation
                Portfolios, Inc. on behalf of each of its series, and Aetna
                Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
       (8.6)    Amendment dated November 4, 1998 to Service Agreement between
                Aeltus Investment Management, Inc. and Aetna Life Insurance and
                Annuity Company in connection with the sale of shares of Aetna
                Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
                Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(9)
       (8.7)    Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund and Fidelity
                Distributors Corporation
                dated February 1, 1994 and amended on December 15, 1994,
                February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
                1996(7)
       (8.8)    Fifth Amendment dated as of May 1, 1997 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity
                Company, Variable Insurance Products Fund and Fidelity
                Distributors Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                1996 and March 1, 1996(10)
       (8.9)    Sixth Amendment dated November 6, 1997 to the Fund Participation
                Agreement between Aetna Life Insurance and Annuity Company,
                Variable Insurance Products Fund and Fidelity Distributors
                Corporation dated February 1, 1994 and amended on December 15,
                1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996 and May 1, 1997(11)
       (8.10)   Seventh Amendment dated as of May 1, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity
                Company, Variable Insurance Products Fund and Fidelity
                Distributors Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
       (8.11)   Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund II and
                Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                January 1, 1996 and March 1, 1996(7)
       (8.12)   Fifth Amendment, dated as of May 1, 1997, to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity
                Company, Variable Insurance Products Fund II and Fidelity
                Distributors Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                1996 and March 1, 1996(10)
       (8.13)   Sixth Amendment dated as of January 20, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity
                Company, Variable Insurance Products Fund II and Fidelity
                Distributors Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                1996, March 1, 1996 and May 1, 1997(12)
       (8.14)   Seventh Amendment dated as of May 1, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity
                Company, Variable Insurance Products Fund II and Fidelity
                Distributors Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)
       (8.15)   Service Agreement between Aetna Life Insurance and Annuity
                Company and Fidelity Investments Institutional Operations
                Company dated as of November 1, 1995(11)
       (8.16)   Amendment dated January 1, 1997 to Service Agreement between
                Aetna Life Insurance and Annuity Company and Fidelity
                Investments Institutional Operations Company dated as of
                November 1, 1995(10)

       (8.17)   Service Contract between Fidelity Distributors Corporation and
                Aetna Life Insurance and Annuity Company dated May 2, 1997(9)
       (8.18)   Fund Participation Agreement among Janus Aspen Series and Aetna
                Life Insurance and Annuity Company and Janus Capital Corporation
                dated December 8, 1997(13)
       (8.19)   Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity
                Company and Janus Capital Corporation dated December 8, 1997(9)
       (8.20)   Service Agreement between Janus Capital Corporation and Aetna
                Life Insurance and Annuity Company dated December 8, 1997(14)
       (8.21)   Fund Participation Agreement among MFS Variable Insurance Trust,
                Aetna Life Insurance and Annuity Company and Massachusetts
                Financial Services Company dated April 30, 1996, and amended on
                September 3, 1996, March 14, 1997 and November 28, 1997(2)
       (8.22)   Fourth Amendment dated May 1, 1998 to the Fund Participation
                Agreement by and among MSF Variable Insurance Trust, Aetna Life
                Insurance and Annuity Company and Massachusetts Financial
                Services Company dated April 30, 1996, and amended on September
                3, 1996, March 14, 1997 and November 28, 1997(5)
       (8.23)   Fifth Amendment to Fund Participation Agreement by and among MSF
                Variable Insurance Trust, Aetna Life Insurance and Annuity
                Company and Massachusetts Financial Services Company dated April
                30, 1996, and amended on September 3, 1996, March 14, 1997 and
                November 28, 1997
       (8.24)   Fund Participation Agreement dated March 11, 1997 between Aetna
                Life Insurance and Annuity Company and Oppenheimer Variable
                Annuity Account Funds and Oppenheimer Funds, Inc.(15)
       (8.25)   Service Agreement effective as of March 11, 1997 between
                Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                Company(15)
       (9)      Opinion and Consent of Counsel
       (10)     Consent of Independent Auditors
       (11)     Not applicable
       (12)     Not applicable
       (13)     Schedule for Computation of Performance Data(5)
       (14)     Not applicable
       (15.1)   Powers of Attorney(5)
       (15.2)   Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on June 8, 1998 (Accession No. 0000950146-98-000983).

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).
4. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on September 14, 1998 (Accession No. 0000950146-98-001574).
5. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on August 4, 1998 (Accession No. 0000950146-98-001283).
6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).
8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).
9. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on December 14, 1998 (Accession No. 0000950146-98-002092).
10. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).
11. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).
12. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No. 0000950146-98-000267).
13. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).
14. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).
15. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                                      Positions and Offices with Depositor
Thomas J. McInerney                                    Director and President

Shaun P. Mathews                                       Director and Senior Vice President

Catherine H. Smith                                     Director, Chief Financial Officer and Senior Vice
                                                       President

Deborah Koltenuk                                       Vice President, Treasurer and Corporate Controller

Therese M. Squillacote                                 Vice President and Chief Compliance Officer

Kirk P. Wickman                                        Vice President, General Counsel and Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on December 14, 1998 (Accession No. 0000950146-98-002092).


Item 27. Number of Contract Owners

     As of December 31, 1998, there were 75,102 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.


Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.


Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1997:

  (1)                         (2)                        (3)                (4)                   (5)

Name of                  Net Underwriting           Compensation on
Principal                Discounts and              Redemption or         Brokerage
Underwriter              Commissions                Annuitization         Commissions         Compensation*

Aetna Life Insurance                                    $347,583                               $29,637,063
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                    Aetna Life Insurance and Annuity Company
                              151 Farmington Avenue
                           Hartford, Connecticut 06156


Item 31. Management Services

     Not applicable


Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-56297) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 16th day of February, 1999.

                                 VARIABLE ANNUITY ACCOUNT B OF AETNA
                                 LIFE INSURANCE AND ANNUITY COMPANY
                                   (Registrant)

                          By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                   (Depositor)

                          By:    Thomas J. McInerney*
                                  ----------------------------------------------
                                 Thomas J. McInerney
                                 President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-56297) has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                                      Date

Thomas J. McInerney*                   Director and President                                )
-------------------------------------  (principal executive officer)                         )
Thomas J. McInerney                                                                          )
                                                                                             )
Shaun P. Mathews*                       Director                                             )   February
-------------------------------------                                                        )
Shaun P. Mathews                                                                             )   16, 1999
                                                                                             )
Catherine H. Smith*                     Director and Chief Financial Officer                 )
------------------------------------                                                         )
Catherine H. Smith                                                                           )
                                                                                             )
Deborah Koltenuk*                      Vice President, Treasurer and Corporate Controller    )
-------------------------------------                                                        )
Deborah Koltenuk                                                                             )

By:  /s/ J. Neil McMurdie
     ----------------------
     J. Neil McMurdie
     *Attorney-in-Fact

                                 VARIABLE ANNUITY ACCOUNT B
                                        Exhibit Index

Exhibit No.        Exhibit                                                                                    Page
99-B.1             Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company               *
                   establishing Variable Annuity Account B

99-B.3.1           Broker-Dealer Agreement                                                                        *

99-B.3.2           Alternative Form of Wholesaling Agreement and Related Selling Agreement                        *

99-B.4.1           Variable Annuity Contract (GM-VA-98)                                                           *

99-B.4.2           Variable Annuity Contract Certificate (GMC-VA-98)                                              *

99-B.4.3           Endorsement (EVAGET98) to Variable Annuity Contract                                            *
                   GM-VA-98 and Variable Annuity Contract Certificate
                   GMC-VA-98

99-B.5             Variable Annuity Contract Application (9.5.89-6(9/98))                                         *

99-B.6.1           Certificate of Incorporation of Aetna Life Insurance and Annuity Company                       *

99-B.6.2           Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company          *

99-B.6.3           By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company              *

99-B.8.1           Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM          *
                   dated June 30, 1998

99-B.8.2           Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective           *
                   June 30, 1998

99-B.8.3           Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and         *
                   Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
                   Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc.
                   on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998

*Incorporated by reference

Exhibit No.             Exhibit                                                                             Page
99-B.8.4                Amendment dated November 9, 1998 to Fund Participation Agreement by and among            *
                        Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                        Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
                        behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998

99-B.8.5                Service Agreement between Aeltus Investment Management, Inc. and Aetna Life              *
                        Insurance and Annuity Company in connection with the sale of shares of Aetna
                        Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
                        VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                        Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios,
                        Inc. on behalf of each of its series dated as of May 1, 1998

99-B.8.6                Amendment dated November 4, 1998 to Service  Agreement  between Aeltus  Investment       *
                        Management,  Inc. and Aetna Life Insurance and Annuity  Company in connection with the sale of shares of Aetna  Variable  Fund,  Aetna  Variable  Encore Fund,  Aetna
                        Income Shares,  Aetna  Balanced VP, Inc.,  Aetna GET Fund on behalf of each of its series,  Aetna  Generation  Portfolios,  Inc.  on behalf of each of its series and
                        Aetna  Variable  Portfolios,  Inc. on behalf of each of its series dated as of May
                        1, 1998

99-B.8.7                Fund Participation Agreement between Aetna Life Insurance and Annuity Company,           *
                        Variable Insurance Products Fund and Fidelity Distributors Corporation dated February
                        1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                        1996 and March 1, 1996

99-B.8.8                Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement              *
                        between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                        Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                        December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
                        1996

*Incorporated by reference

Exhibit No.             Exhibit                                                                             Page
99-B.8.9                Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement               *
                        between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                        Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                        December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996
                        and May 1, 1997

99-B.8.10               Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement            *
                        between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                        Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                        December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996,
                        May 1, 1997 and November 6, 1997

99-B.8.11               Fund Participation Agreement between Aetna Life Insurance and Annuity Company,           *
                        Variable Insurance Products Fund II and Fidelity Distributors Corporation dated
                        February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                        January 1, 1996, and March 1, 1996

99-B.8.12               Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement            *
                        between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                        Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, and March
                        1, 1996

99.B-8.13               Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement         *
                        between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                        Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                        1996 and May 1, 1997

99-B.8.14               Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement            *
                        between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                        Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                        1996, May 1, 1997 and January 20, 1998

*Incorporated by reference

Exhibit No.             Exhibit                                                                             Page
99-B.8.15               Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity          *
                        Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.16               Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance        *
                        and Annuity Company and Fidelity Investments Institutional Operations Company
                        dated as of November 1, 1995

99-B.8.17               Service Contract between Fidelity Distributors Corporation and Aetna Life                *
                        Insurance and Annuity Company dated May 2, 1997

99-B.8.18               Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance           *
                        and Annuity Company and Janus Capital Corporation dated December 8, 1997

99-B.8.19               Amendment dated October 12, 1998 to Fund Participation Agreement among Janus             *
                        Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital
                        Corporation dated December 8, 1997

99-B.8.20               Service Agreement between Janus Capital Corporation and Aetna Life Insurance and         *
                        Annuity Company dated December 8, 1997

99-B.8.21               Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life              *
                        Insurance and Annuity Company and Massachusetts Financial Services Company dated April
                        30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997

99-B.8.22               Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement by and            *
                        among MSF Variable Insurance Trust, Aetna Life Insurance and Annuity Company and
                        Massachusetts Financial Services Company dated April 30, 1996, and amended on
                        September 3, 1996, March 14, 1997 and November 28, 1997

99-B.8.23               Fifth Amendment to Fund Participation Agreement by and among MSF Variable
                        Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts
                        Financial Services Company dated April 30, 1996, and amended on September 3, 1996,
                        March 14, 1997 and November 28, 1997
                                                                                                          ------------

*Incorporated by reference

Exhibit No.             Exhibit                                                                             Page
99-B.8.24               Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance           *
                        and Annuity Company and Oppenheimer Variable Annuity Account Funds and
                        Oppenheimer Funds, Inc.

99-B.8.25               Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc.         *
                        and Aetna Life Insurance and Annuity Company

99-B.9                  Opinion and Consent of Counsel
                                                                                                            ------------

99-B.10                 Consent of Independent Auditors
                                                                                                            ------------

99-B.13                 Schedule for Computation of Performance Data                                             *

99-B.15.1               Powers of Attorney                                                                       *

99-B.15.2               Authorization for Signatures                                                             *

*Incorporated by reference